Finance Lease Receivables (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of payments to received on finance lease receivables [Table Text Block]
30-Sep-24
Year 1	$54,841
Year 2	67,480
Year 3	37,200
Year 4	37,200
Year 5	9,302
less: amount representing interest income	(43,078)
Finance Lease Receivable	$162,945
Current Portion of Finance Lease Receivable	$47,227
Long Term Portion of Finance Lease Receivable	$115,718